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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


 Report for the Calendar Year or Quarter Ended: June 30, 2006
                                                --------------------------------

 Check here if Amendment |_|; Amendment Number:
                                                -----------------

 This Amendment (Check only one.):  |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:      Bristlecone Value Partners, LLC
            ----------------------------------------------
 Address:   10880 Wilshire Boulevard,
            ----------------------------------------------
            Suite 880
            ----------------------------------------------
            Los Angeles, CA  90024
            ----------------------------------------------

 Form 13F File Number:  28 - 11148
                             ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:      Jean-Luc Nouzille
            ----------------------------------------------
 Title:     Managing Partner
            ----------------------------------------------
 Phone:     310-806-4141
            ----------------------------------------------

Signature, Place, and Date of Signing:


  /s/ Jean-Luc Nouzille         Los Angeles, CA              August 11, 2006
 -----------------------    -----------------------      -----------------------
       [Signature]               [City, State]                  [Date]

Report Type (Check only one):

 |X|        13F HOLDINGS REPORT.   (Check here if all holdings of this reporting
            manager are reported in this report.)

 |_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 |_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
                                          ---------------------------------
Form 13F Information Table Entry Total:   40
                                          ---------------------------------
Form 13F Information Table Value Total:   $ 451,853
                                          ---------------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                         FORM 13F INFORMATION TABLE

         COLUMN 1             COLUMN 2 COLUMN 3  COLUMN4           COLUMN5            COLUMN6    COLUMN7          COLUMN8
------------------------------------------------------------------------------------------------------------------------------------

                              TITLE OF            VALUE       SHRS OR    SH/    PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
       NAME OF ISSUER         CLASS    CUSIP     (X$1000)     PRN AMT    PRN    CALL  DISCRETION  MGRS     SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
A T & T INC (NEW)             COM      00206R102 $   15,702     562,967  SHRS         SOLE                 558,637         4,330

ALLSTATE CORP                 COM      020002101 $   11,952     218,383  SHRS         SOLE                 216,778         1,605

ALLTEL CORP                   COM      020039103 $   10,668     167,110  SHRS         SOLE                 165,741         1,369

AMERICAN INTL GROUP INC COM   COM      026874107 $   10,882     184,290  SHRS         SOLE                 182,865         1,425

AMGEN INC                     COM      031162100 $      276       4,225  SHRS         SOLE                   4,225             0

ANHEUSER-BUSCH COS            COM      035229103 $    9,964     218,555  SHRS         SOLE                 216,860         1,695

APOLLO GROUP INC CL A         COM      037604105 $   13,553     262,327  SHRS         SOLE                 260,342         1,985

BANK OF AMERICA CORP          COM      060505104 $   11,630     241,790  SHRS         SOLE                 240,089         1,701

BRISTOL MYERS SQUIBB CO       COM      110122108 $   12,344     477,330  SHRS         SOLE                 473,770         3,560

CITIGROUP INC                 COM      172967101 $   11,317     234,578  SHRS         SOLE                 232,821         1,757

DELL INC                      COM      24702R101 $   14,531     594,155  SHRS         SOLE                 589,655         4,500

DIRECTV GROUP INC COM         COM      25459L106 $   18,529   1,123,007  SHRS         SOLE               1,114,522         8,485

ELECTRONIC DATA SYSTEMS CORP  COM      285661104 $    7,690     319,631  SHRS         SOLE                 317,171         2,460

EMERSON ELECTRIC CO           COM      291011104 $   12,978     154,854  SHRS         SOLE                 153,744         1,110

EXPEDIA INC DEL COM           COM      30212P105 $    4,064     271,164  SHRS         SOLE                 269,164         2,000

EXXON MOBIL CORP              COM      30231G102 $   10,329     168,367  SHRS         SOLE                 167,077         1,290

FIRST DATA CORP               COM      319963104 $    5,769     128,074  SHRS         SOLE                 127,059         1,015

GENERAL DYNAMICS CORP         COM      369550108 $   18,232     278,523  SHRS         SOLE                 276,548         1,975

IAC INTERACTIVECORP COM NEW   COM      44919P300 $    7,149     269,885  SHRS         SOLE                 267,930         1,955



                                                         FORM 13F INFORMATION TABLE

         COLUMN 1             COLUMN 2 COLUMN 3  COLUMN4           COLUMN5            COLUMN6    COLUMN7          COLUMN8
------------------------------------------------------------------------------------------------------------------------------------

                              TITLE OF            VALUE       SHRS OR    SH/    PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
       NAME OF ISSUER         CLASS    CUSIP     (X$1000)     PRN AMT    PRN    CALL  DISCRETION  MGRS     SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
INTEL CORP                    COM      458140100 $   21,350   1,124,373  SHRS         SOLE               1,116,398         7,975

J P MORGAN CHASE & CO         COM      46625H100 $   14,282     340,056  SHRS         SOLE                 337,861         2,195

KEYCORP                       COM      493267108 $   15,583     436,750  SHRS         SOLE                 433,705         3,045

KROGER CO                     COM      501044101 $   20,827     952,751  SHRS         SOLE                 945,561         7,190

LIBERTY MEDIA HLDG CORP       COM      53071M104 $    5,639     326,991  SHRS         SOLE                 324,428         2,563

LIBERTY MEDIA HLDG CORP       COM      53071M302 $    5,478      65,401  SHRS         SOLE                  64,891           510

LOWES COS INC                 COM      548661107 $      206       6,800  SHRS         SOLE                   6,800             0

MCDONALDS CORP                COM      580135101 $   12,454     370,634  SHRS         SOLE                 368,054         2,580

MERCK & CO INC                COM      589331107 $   13,063     358,577  SHRS         SOLE                 355,852         2,725

MERRILL LYNCH & CO INC        COM      590188108 $   10,599     152,379  SHRS         SOLE                 151,279         1,100

MOLSON COORS BREWING CO       COM      60871R209 $    7,432     109,491  SHRS         SOLE                 108,681           810

NEWELL RUBBERMAID INC         COM      651229106 $   17,975     695,891  SHRS         SOLE                 690,581         5,310

PFIZER INC                    COM      717081103 $   10,121     431,233  SHRS         SOLE                 428,043         3,190

PNC FINANCIAL CORP            COM      693475105 $   11,498     163,848  SHRS         SOLE                 162,608         1,240

SPRINT CORP                   COM      852061100 $    2,997     149,928  SHRS         SOLE                 148,763         1,165

TENET HEALTHCARE CORP         COM      88033G100 $    8,185   1,172,791  SHRS         SOLE               1,163,841         8,950

TYCO INTL LTD                 COM      902124106 $   17,685     643,106  SHRS         SOLE                 638,266         4,840

WACHOVIA CORP                 COM      929903102 $   12,765     236,037  SHRS         SOLE                 234,372         1,665

WAL MART STORES INC           COM      931142103 $    9,117     189,275  SHRS         SOLE                 187,885         1,390



                                                         FORM 13F INFORMATION TABLE

         COLUMN 1             COLUMN 2 COLUMN 3  COLUMN4           COLUMN5            COLUMN6    COLUMN7          COLUMN8
------------------------------------------------------------------------------------------------------------------------------------

                              TITLE OF            VALUE       SHRS OR    SH/    PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
       NAME OF ISSUER         CLASS    CUSIP     (X$1000)     PRN AMT    PRN    CALL  DISCRETION  MGRS     SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------

WASHINGTON MUTUAL INC         COM      939322103 $   17,770     389,842  SHRS         SOLE                 386,905         2,937

WASTE MANAGEMENT INC          COM      94106L109 $    9,268     258,286  SHRS         SOLE                 256,331         1,955






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